Fair Value (Nonrecurring Changes In Fair Value) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	¥ 87,476	¥ 718,609
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	1,706	5,202
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	68,782	99,470
Loans [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	1,029	50
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	67,753	99,420
Premises And Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	3,189	4,443
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	235	27,040
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	13,564	582,454
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	12,208	580,895	[1]
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	¥ 1,356	¥ 1,559

[1]	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.